Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2019
Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries
Schedule of transactions with related parties

	Year Ended December 31,
	2019	2018	2017
	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison	7,637	8,306	8,486
Revenue from research and development services from:
Equity investees	494	7,832	9,682
Purchases from:
Equity investees	2,465	2,827	1,182
Rendering of marketing services from:
An indirect subsidiary of CK Hutchison	430	546	372
An equity investee	2,682	12,703	10,195
	3,112	13,249	10,567
Rendering of management services from:
An indirect subsidiary of CK Hutchison	931	922	897
Interest paid to:
An indirect subsidiary of CK Hutchison	—	—	132
Guarantee fee on bank borrowing to:
An indirect subsidiary of CK Hutchison	—	—	320

Schedule of balances with related parties

	December 31,
	2019	2018
	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (a))	1,844	2,709
An equity investee (note (a))	—	73
	1,844	2,782
Amounts due from related parties
Equity investees (note (a) and (b))	24,623	889
Amount due from a related party
An equity investee (note (b))	16,190	—
Accounts payable
An equity investee (note (a))	—	6,507
Amounts due to related parties
An indirect subsidiary of CK Hutchison (note (c))	366	432
Other deferred income
An equity investee (note (d))	1,103	1,356

Notes:

(a)	Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.
(b)	As at December 31, 2019, dividend receivables from an equity investee of approximately US$23,481,000 and US$16,190,000 were included in amounts due from related parties and amount due from a related party respectively. Amount due from a related party is included in non-current assets as the Group and investee have agreed that payment will be deferred until 2021.
(c)	Amounts due to an indirect subsidiary of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(d)	Other deferred income represents amounts recognized from granting of promotion and marketing rights.

Schedule of transactions with non-controlling shareholders of subsidiaries

	Year Ended December 31,
	2019	2018	2017
	(in US$’000)
Sales	27,343	19,981	13,307
Purchases	13,380	15,568	21,236
Interest expense	—	62	66
Dividend declared	—	2,564	1,594

Schedule of balances with non-controlling shareholders of subsidiaries

	December 31,
	2019	2018
	(in US$’000)
Accounts receivable—third parties	5,228	5,070
Accounts payable	4,363	4,960
Other payables, accruals and advance receipts
Dividend payable	—	1,282
Other non-current liabilities
Loan	579	579